Putnam Global Technology Fund
The fund's portfolio
11/30/24 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value
Capital markets (1.9%)
S&P Global, Inc.	50,099	$26,177,228

		26,177,228
Electric utilities (1.1%)
Constellation Energy Corp.	57,056	14,638,287

		14,638,287
Electronic equipment, instruments, and components (1.4%)
Hon Hai Precision Industry Co., Ltd. (Taiwan)	3,191,000	19,432,181

		19,432,181
Entertainment (4.7%)
Netflix, Inc.(NON)	17,742	15,733,783
Sea, Ltd. ADR (Singapore)(NON)	176,652	20,102,998
Spotify Technology SA (Sweden)(NON)	62,452	29,787,106

		65,623,887
Financial services (1.0%)
Toast, Inc. Class A(NON)	321,449	13,995,889

		13,995,889
Hotels, restaurants, and leisure (1.8%)
DoorDash, Inc. Class A(NON)	140,339	25,328,383

		25,328,383
IT Services (3.7%)
Accenture PLC Class A	140,065	50,755,354

		50,755,354
Professional services (1.6%)
Equifax, Inc.	87,168	22,799,662

		22,799,662
Semiconductors and semiconductor equipment (33.9%)
Advanced Micro Devices, Inc.(NON)	431,866	59,241,219
Analog Devices, Inc.	91,550	19,962,478
ASML Holding NV (Netherlands)	73,798	50,426,789
ASMPT, Ltd. (Hong Kong)	1,273,000	12,695,306
Kokusai Electric Corp. (Japan)	1,014,700	16,974,081
NVIDIA Corp.	1,686,888	233,212,266
STMicroelectronics NV (France)	1,082,962	27,770,342
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,596,000	49,732,230

		470,014,711
Software (30.8%)
Cadence Design Systems, Inc.(NON)	185,704	56,975,844
Datadog, Inc. Class A(NON)	222,386	33,969,462
Elastic NV(NON)	150,027	16,421,955
Guidewire Software, Inc.(NON)	130,415	26,459,899
Microsoft Corp.	458,885	194,319,442
Oracle Corp.	290,011	53,605,633
Pegasystems, Inc.	269,689	25,612,364
Salesforce, Inc.	59,420	19,608,006

		426,972,605
Technology hardware, storage, and peripherals (17.0%)
Apple, Inc.	782,848	185,793,316
Samsung Electronics Co., Ltd. (Preference) (South Korea)	492,412	16,458,813
Seagate Technology Holdings PLC	330,183	33,457,443

		235,709,572

Total common stocks (cost $895,087,591)		$1,371,447,759

U.S. TREASURY OBLIGATIONS (0.0%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.625%, 1/15/26(i)	$238,802	$312,529

Total U.S. treasury obligations (cost $312,529)		$312,529

SHORT-TERM INVESTMENTS (1.1%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.78%(AFF)	Shares	11,187,888	$11,187,888
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(P)	Shares	1,260,000	1,260,000
U.S. Treasury Bills 4.553%, 1/9/25(SEGSF)		$2,100,000	2,090,055
U.S. Treasury Bills 4.633%, 1/16/25(SEGSF)		600,000	596,647
U.S. Treasury Bills 4.986%, 12/17/24(SEGSF)		100,000	99,811

Total short-term investments (cost $15,234,066)			$15,234,401
TOTAL INVESTMENTS

Total investments (cost $910,634,186)			$1,386,994,689

	FORWARD CURRENCY CONTRACTS at 11/30/24 (aggregate face value $186,870,060) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Buy	1/22/25	$2,238,024	$2,326,185	$(88,161)
	Barclays Bank PLC
		Chinese Yuan (Offshore)	Buy	2/19/25	3,265,004	3,344,965	(79,961)
		New Taiwan Dollar	Buy	2/19/25	8,361,001	8,549,260	(188,259)
	Citibank, N.A.
		Japanese Yen	Buy	2/19/25	3,862,166	3,823,082	39,084
	Goldman Sachs International
		Euro	Sell	12/18/24	8,290,341	8,728,697	438,356
		Indian Rupee	Buy	2/20/25	11,700,213	11,749,118	(48,905)
		Israeli Shekel	Buy	1/22/25	1,360,188	1,304,839	55,349
		South Korean Won	Buy	2/19/25	4,874,778	4,935,785	(61,007)
		Swedish Krona	Sell	12/18/24	9,246,124	8,985,277	(260,847)
	HSBC Bank USA, National Association
		Hong Kong Dollar	Sell	2/19/25	3,670,744	3,675,678	4,934
		Israeli Shekel	Buy	1/22/25	1,382,486	1,340,248	42,238
		Japanese Yen	Buy	2/19/25	182,647	180,737	1,910
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Buy	1/22/25	5,274,774	5,482,891	(208,117)
		Euro	Sell	12/18/24	1,871,859	2,096,640	224,781
		Japanese Yen	Buy	2/19/25	3,046,372	3,014,416	31,956
		South Korean Won	Buy	2/19/25	722,146	731,269	(9,123)
	Morgan Stanley & Co. International PLC
		Canadian Dollar	Buy	1/22/25	1,878,557	1,952,746	(74,189)
		Euro	Sell	12/18/24	2,081,335	2,191,753	110,418
		Hong Kong Dollar	Sell	2/19/25	6,793,583	6,802,793	9,210
		Japanese Yen	Buy	2/19/25	6,525,131	6,460,965	64,166
		Swedish Krona	Sell	12/18/24	7,549,473	7,572,975	23,502
	NatWest Markets PLC
		British Pound	Buy	12/18/24	1,816,910	1,880,539	(63,629)
		Euro	Sell	12/18/24	6,924,673	7,289,509	364,836
	State Street Bank and Trust Co.
		Canadian Dollar	Buy	1/22/25	2,063,336	2,144,941	(81,605)
		Chinese Yuan (Offshore)	Buy	2/19/25	6,845,573	7,013,023	(167,450)
		Euro	Buy	12/18/24	5,429,364	5,694,596	(265,232)
		Hong Kong Dollar	Buy	2/19/25	1,260,143	1,254,721	5,422
		Israeli Shekel	Buy	1/22/25	1,717,179	1,648,218	68,961
		Japanese Yen	Buy	2/19/25	816,871	808,560	8,311
		New Taiwan Dollar	Sell	2/19/25	247,883	253,456	5,573
	Toronto-Dominion Bank
		Hong Kong Dollar	Sell	2/19/25	3,100,578	3,105,362	4,784
		Singapore Dollar	Sell	2/19/25	10,297,154	10,483,244	186,090
		Swedish Krona	Sell	12/18/24	9,779,281	9,999,894	220,613
	UBS AG
		Canadian Dollar	Buy	1/22/25	2,495,368	2,571,375	(76,007)
		Euro	Sell	12/18/24	15,079,345	15,529,065	449,720
		Japanese Yen	Buy	2/19/25	8,612,084	8,444,323	167,761
	WestPac Banking Corp.
		Euro	Buy	12/18/24	4,546,200	4,530,443	15,757
		Singapore Dollar	Sell	2/19/25	8,957,729	8,968,472	10,743

	Unrealized appreciation						2,554,475

	Unrealized (depreciation)						(1,672,492)

	Total						$881,983
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2024 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,381,691,636.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$9,948,110	$78,101,572	$76,861,794	$152,754	$11,187,888

	Total Short-term investments	$9,948,110	$78,101,572	$76,861,794	$152,754	$11,187,888
‡	Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $915,165.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	82.4%
	Taiwan	5.0
	Netherlands	3.6
	Sweden	2.2
	France	2.0
	Singapore	1.5
	Japan	1.2
	South Korea	1.2
	Hong Kong	0.9

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $782,401 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $915,165 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$65,623,887	$—	$—
Consumer discretionary	25,328,383	—	—
Financials	40,173,117	—	—
Industrials	22,799,662	—	—
Information technology	1,009,394,681	193,489,742	—
Utilities	14,638,287	—	—

Total common stocks	1,177,958,017	193,489,742	—
U.S. treasury obligations	—	312,529	—
Short-term investments	1,260,000	13,974,401	—

Totals by level	$1,179,218,017	$207,776,672	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$881,983	$—

Totals by level	$—	$881,983	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$225,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com